Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Mar. 03, 2023	Dec. 31, 2022
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000		2,000,000
Preferred stock, shares issued	250,000	250,000		250,000
Preferred stock, shares outstanding	250,000	250,000		250,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issuable	0	8,380		3,382
Class A common shares
Common stock, shares authorized				1,000,000
Common stock, shares issued	845,385	845,385		845,385
Common stock, shares outstanding	845,385	845,385		845,385
Common shares
Common stock, shares issued	735,996	166,974		141,569
Common stock, shares outstanding	735,996	166,974		141,569